Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000068414 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
C000068414 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
C000068414 [Member] | Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000068414 [Member] | Tanger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[1]
C000068414 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
C000068414 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
C000068414 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[1]
C000068414 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%	[1]
C000068414 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[1]
C000068414 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%	[1]
C000068414 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000068414 [Member] | Other Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000068414 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000068414 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000068414 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000068414 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000068414 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000068414 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000068414 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000068414 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000068414 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000068414 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112015 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[2]
C000112015 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[2]
C000112015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[2]
C000112015 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[2]
C000112015 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[2]
C000112015 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[2]
C000112015 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
C000112015 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[2]
C000112015 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[2]
C000112015 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000112015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000112015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000112015 [Member] | Other Sectors Each Less Than 2 Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000112015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112015 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000162616 [Member] | Freddie Mac REMICs 5 68 04 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000162616 [Member] | OneMain Financial Issuance Trust Series 2023 2A Class A2 5 74 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | Fannie Mae Connecticut Avenue Securities Series 2023 R03 Class 2M1 6 68 04 25 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[3]
C000162616 [Member] | Freddie Mac Series 2024 HQA1 Class A1 STACR 5 43 03 25 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[3]
C000162616 [Member] | Freddie Mac REMICs 5 55 11 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[3]
C000162616 [Member] | Freddie Mac REMICs 5 50 11 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 06 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 01 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 01 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 3 95 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[3]
C000162616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162616 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000162616 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000162616 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000162616 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000162616 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000197599 [Member] | Canadian Natural Resources Ltd 4 23 11 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[4]
C000197599 [Member] | Jabil Inc 4 40 11 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[4]
C000197599 [Member] | GA Global Funding Trust 4 40 09 23 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[4]
C000197599 [Member] | AutoNation Inc 4 30 11 06 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[4]
C000197599 [Member] | Extra Space Storage L P 4 21 12 09 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[4]
C000197599 [Member] | Harley Davidson Financial Services Inc 4 60 4 96 11 04 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000197599 [Member] | Oracle Corp 4 28 01 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[4]
C000197599 [Member] | Air Lease Corp 4 30 12 04 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[4]
C000197599 [Member] | TELUS Corp 4 50 04 09 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[4]
C000197599 [Member] | Western Midstream Operating L P 4 51 11 05 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[4]
C000197599 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197599 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000197599 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000197599 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000197599 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[5]
C000197600 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[5]
C000197600 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[5]
C000197600 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[5]
C000197600 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[5]
C000197600 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[5]
C000197600 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000197600 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000197600 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000197600 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000197600 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
C000197600 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000197600 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000197600 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000197600 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000197600 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000197600 [Member] | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000197600 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218086 [Member] | Albertson s Cos Inc Safeway Inc New Albertson s L P Albertson s LLC 4 63 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[6]
C000218086 [Member] | EnerSys 4 38 12 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[6]
C000218086 [Member] | QXO Building Products Inc 6 75 04 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000218086 [Member] | American Airlines Inc 7 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[6]
C000218086 [Member] | Newmark Group Inc 7 50 01 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[6]
C000218086 [Member] | Nassau Cos of NewYork The 7 88 07 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[6]
C000218086 [Member] | Neptune Bidco US Inc 9 29 04152029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[6]
C000218086 [Member] | Howden UK Refinance PLC Howden UK Refinance 2 PLC Howden US Refinance LLC 7 25 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[6]
C000218086 [Member] | Oceaneering International Inc 6 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[6]
C000218086 [Member] | South Bow Canadian Infrastructure Holdings Ltd 7 63 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000218086 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218086 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000218086 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218086 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222994 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[7]
C000222994 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[7]
C000222994 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[7]
C000222994 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[7]
C000222994 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[7]
C000222994 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[7]
C000222994 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[7]
C000222994 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[7]
C000222994 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[7]
C000222994 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[7]
C000222994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000222994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222994 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000222994 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222994 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000222994 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239743 [Member] | Signal Peak CLO 11 Ltd Series 2024 11A Class A1 533 07 18 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[8]
C000239743 [Member] | Blackrock MT Lassen CLO XV LLC Series 2025 1A Class A1 597 07 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[8]
C000239743 [Member] | Park Blue CLO Ltd Series 2025 7A Class A1 508 04 25 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[8]
C000239743 [Member] | OHA Credit Partners VII Ltd Series 2012 7A Class AR4 534 02 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[8]
C000239743 [Member] | OCP CLO Ltd Series 2020 8RA Class AR2 510 10 17 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[8]
C000239743 [Member] | Park Blue CLO Ltd Series 2022 1A Class A1R 530 10 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[8]
C000239743 [Member] | GoldenTree Loan Management US CLO 9 Ltd Series 2021 9A Class AR 538 04 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[8]
C000239743 [Member] | Cedar Funding IX CLO Ltd Series 20189A Class AR 530 07 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[8]
C000239743 [Member] | Elmwood CLO III Ltd Series 2019 3A Class A1RR 526 07 18 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[8]
C000239743 [Member] | Neuberger Berman Loan Advisers CLO 40 Ltd Series 2021 40A Class AR 533 10 16 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[8]
C000239743 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239743 [Member] | Maturing in 6 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000239743 [Member] | Maturing in 11 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000239743 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000239744 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[9]
C000239744 [Member] | TransDigm Inc 6 38 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[9]
C000239744 [Member] | GGAM Finance Ltd 6 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[9]
C000239744 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000239744 [Member] | Melco Resorts Finance Ltd 6 50 09 24 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[9]
C000239744 [Member] | VMED O2 UK Financing I PLC 3 25 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[9]
C000239744 [Member] | Sunrise FinCo I B V 4 63 05 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[9]
C000239744 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[9]
C000239744 [Member] | Ardagh Metal Packaging Finance USA LLC Ardagh Metal Packaging Finance PLC 6 00 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[9]
C000239744 [Member] | Iliad Holding S A S 8 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000239744 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000239744 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000239744 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239745 [Member] | New York City of NY Transitional Finance Authority Series 2018 A 4 VRD RB 3 90 08 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[10]
C000239745 [Member] | New York City of NY Transitional Finance Authority Subseries 2012 A 4 VRD RB 3 90 08 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[10]
C000239745 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[10]
C000239745 [Member] | New York City of NY Transitional Finance Authority Series 2024 VRD RB 4 00 05 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[10]
C000239745 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2023 RB 6 00 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[10]
C000239745 [Member] | Black Belt Energy Gas District Gas Series 2025 B RB 5 00 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[10]
C000239745 [Member] | Cleveland Cuyahoga County Port Authority Pinecrest Public Improvement Series 2017 RB 7 00 11 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[10]
C000239745 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[10]
C000239745 [Member] | New York Transportation Development Corp Terminal 4 JFK International Airport Green Bonds Series 2024 Ref RB 5 50 12 31 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[10]
C000239745 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD Ref RB 3 90 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[10]
C000239745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000239745 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	64.60%
C000239745 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000239745 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000239746 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[11]
C000239746 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[11]
C000239746 [Member] | Philip Morris International Inc 4 70 10 27 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[11]
C000239746 [Member] | Amphenol Corp 4 55 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[11]
C000239746 [Member] | Roblox Corp 3 88 05 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[11]
C000239746 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[11]
C000239746 [Member] | U S Treasury Bills 3 80 03 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[11]
C000239746 [Member] | WULF Compute LLC 7 75 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[11]
C000239746 [Member] | Amphenol Corp 3 80 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[11]
C000239746 [Member] | U S Treasury Bills 3 78 02 24 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%	[11]
C000239746 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000239746 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239746 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000239746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000239746 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000250918 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%	[12]
C000250918 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[12]
C000250918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%	[12]
C000250918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[12]
C000250918 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[12]
C000250918 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000250918 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[12]
C000250918 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[12]
C000250918 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[12]
C000250918 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[12]
C000250918 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000250918 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
C000250918 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250919 [Member] | BNP Paribas S A Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000250919 [Member] | Morgan Stanley Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[13]
C000250919 [Member] | Societe Generale S A Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[13]
C000250919 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[13]
C000250919 [Member] | Societe Generale Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000250919 [Member] | J P Morgan Structured Products B V Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000250919 [Member] | Royal Bank of Canada Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[13]
C000250919 [Member] | Morgan Stanley Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[13]
C000250919 [Member] | Mizuho Financial Group Inc Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[13]
C000250919 [Member] | BNP Paribas S A Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[13]
C000250919 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000250919 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000250919 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251085 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[14]
C000251085 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[14]
C000251085 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[14]
C000251085 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[14]
C000251085 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[14]
C000251085 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[14]
C000251085 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[14]
C000251085 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[14]
C000251085 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[14]
C000251085 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[14]
C000251085 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000251085 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000251085 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[15]
C000255210 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[15]
C000255210 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[15]
C000255210 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[15]
C000255210 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%	[15]
C000255210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[15]
C000255210 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[15]
C000255210 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[15]
C000255210 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[15]
C000255210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000255210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000255210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000257059 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[16]
C000257059 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[16]
C000257059 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[16]
C000257059 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[16]
C000257059 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[16]
C000257059 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[16]
C000257059 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[16]
C000257059 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[16]
C000257059 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[16]
C000257059 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[16]
C000257059 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000257059 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000257059 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000257059 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258361 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000258361 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258361 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000258361 [Member] | Interest Rate Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.90%	[17]
C000258361 [Member] | Interest Rate Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	4.00%	[17]
C000258361 [Member] | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	27.30%	[17]
C000258361 [Member] | Currency Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	9.90%	[17]
C000258361 [Member] | Currency Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.60%	[17]
C000258361 [Member] | Commodity Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	6.50%	[17]
C000258361 [Member] | Commodity Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.80%	[17]
C000259536 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[18]
C000259536 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[18]
C000259536 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[18]
C000259536 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[18]
C000259536 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[18]
C000259536 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[18]
C000259536 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[18]
C000259536 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[18]
C000259536 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000259536 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000259536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000259536 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000259536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000259536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000259536 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259536 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259536 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000259536 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259537 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[19]
C000259537 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[19]
C000259537 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[19]
C000259537 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[19]
C000259537 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[19]
C000259537 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[19]
C000259537 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[19]
C000259537 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[19]
C000259537 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[19]
C000259537 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[19]
C000259537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000259537 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000259537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000259537 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000259537 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259537 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000259537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259538 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.41%	[20]
C000259538 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[20]
C000259538 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%	[20]
C000259538 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%	[20]
C000259538 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[20]
C000259538 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[20]
C000259538 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[20]
C000259538 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000259538 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[20]
C000259538 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[20]
C000259538 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000259538 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000259538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259538 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259538 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000259538 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000259538 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259538 [Member] | Unknown G1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259538 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000261965 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[21]
C000261965 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[21]
C000261965 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[21]
C000261965 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[21]
C000261965 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[21]
C000261965 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[21]
C000261965 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[21]
C000261965 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[21]
C000261965 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[21]
C000261965 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000261965 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000261965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000261965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000261965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000261965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000261965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000261965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261965 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262117 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[22]
C000262117 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%	[22]
C000262117 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[22]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[22]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[22]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[22]
C000262117 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[22]
C000262117 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[22]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[22]
C000262117 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[22]
C000262117 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000262117 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000262117 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000262117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000262117 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000262117 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000262118 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[23]
C000262118 [Member] | Colorado Educational And Cultural Facilities Authority Series 2008 A 12 VRD RB 3 90 11 05 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000262118 [Member] | Kentucky Public Energy Authority Series 2025 B RB 500 12012033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[23]
C000262118 [Member] | New York City of NY Municipal Water Finance Authority Series 2013 VRD RB 390 11052025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[23]
C000262118 [Member] | New Jersey State of Housing Mortgage Finance Agency Social Bonds Series 2024 K RB 600 10012055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[23]
C000262118 [Member] | Washington Health Care Facilities Authority Commonspirit Health Series 2025 A Ref RB 500 09012040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[23]
C000262118 [Member] | New Jersey Transportation Trust Fund Authority Series 2025 AA RB 500 06152039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[23]
C000262118 [Member] | Newark City of NJ Series 2016 GO Bonds 450 03152036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[23]
C000262118 [Member] | Highlands County Health Facilities Authority Series 2025 VRD RB 390 11052025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[23]
C000262118 [Member] | New Orleans Aviation Board Series 2024 B Ref RB 525 01012041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[23]
C000262118 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000262118 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000262118 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000262118 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.